Revenue and segmental information (Details Narrative) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2023 USD ($) Integer	Jun. 30, 2022 USD ($) Integer
Revenue And Segmental Information
Number of reportable segment | Integer	5		5
Revenue from continuing operations | $	$ 10
Revenue from continuing operations | $	$ 63		$ 16	$ 4,055	$ 10,160
Number of major customer | Integer			1	1	0